REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
REVENUES
Schedule of disaggregated by product and service

	Six Months Ended June 30,
	2026	2025
	US$	US$
Sales of goods - third parties
- EV lifestyle models	209,541	143,966
- Sports cars	30,346	32,906
- Others	11,602	17,851
	251,489	194,723
Sales of goods - related parties
- EV lifestyle models	1,403	1,066
- Sports cars	—	227
- Others	10,364	1,469
	11,767	2,762
Subtotal	263,256	197,485

Services- third parties
- R&D service	365	1,087
- Others[1]	4,247	3,069
	4,612	4,156
Services- related parties
- R&D service	231	13,666
- Others[2]	—	3,019
	231	16,685
Subtotal	4,843	20,841
Total revenues	268,099	218,326

[1] Others primarily include trainings, installed premium intelligent driving system upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

Schedule of contract liabilities

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Current liabilities
- Contract liabilities - third parties	26,598	18,459
- Contract liabilities - related parties*	4,354	228
Non-current liabilities
- Contract liabilities – third parties	7,578	7,458
Contract liabilities, current and non-current	38,530	26,145

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.